Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	24,871,433	24,871,433
Ordinary shares, shares outstanding (in Shares)	24,871,433	24,871,433
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	24,518,489	24,518,489
Ordinary shares, shares outstanding (in Shares)	24,518,489	24,518,489